Goodwill and other intangible assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite Lived Intangible Assets
Gross carrying amount	$ 4,735	$ 5,302
Accumulated amortization	(2,033)	(2,005)
Net carrying amount	2,702	3,297
Additions to intangible assets other than goodwill	96	300
Intangible assets other than goodwill related to business combinations
Amount acquired		206
Weighted-average useful life		7 years
Amortization expense
Amortization expense of intangible assets other than goodwill	454	476	449
Future amortization expense of intangible assets
2014	404
2015	362
2016	275
2017	191
2018	165
Thereafter	1,305
Total	2,702
Capitalized software for internal use
Finite Lived Intangible Assets
Gross carrying amount	719	767
Accumulated amortization	(599)	(618)
Net carrying amount	120	149
Additions to intangible assets other than goodwill	52	66
Amortization expense
Amortization expense of intangible assets other than goodwill	72	81	79
Capitalized software for sale
Finite Lived Intangible Assets
Gross carrying amount	405	432
Accumulated amortization	(354)	(384)
Net carrying amount	51	48
Additions to intangible assets other than goodwill	28	26
Amortization expense
Amortization expense of intangible assets other than goodwill	20	34	38
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	362	361	332
Intangibles other than software: Customer-related
Finite Lived Intangible Assets
Gross carrying amount	2,618	2,773
Accumulated amortization	(623)	(481)
Net carrying amount	1,995	2,292
Additions to intangible assets other than goodwill		82
Intangible assets other than goodwill related to business combinations
Amount acquired		82
Weighted-average useful life		11 years
Intangibles other than software: Technology-related
Finite Lived Intangible Assets
Gross carrying amount	607	867
Accumulated amortization	(304)	(374)
Net carrying amount	303	493
Additions to intangible assets other than goodwill		110
Intangible assets other than goodwill related to business combinations
Amount acquired		108
Weighted-average useful life		4 years
Intangibles other than software: Marketing-related
Finite Lived Intangible Assets
Gross carrying amount	314	400
Accumulated amortization	(120)	(99)
Net carrying amount	194	301
Additions to intangible assets other than goodwill		16
Intangible assets other than goodwill related to business combinations
Amount acquired		16
Weighted-average useful life		10 years
Intangibles other than software: Other
Finite Lived Intangible Assets
Gross carrying amount	72	63
Accumulated amortization	(33)	(49)
Net carrying amount	39	14
Additions to intangible assets other than goodwill	$ 16